Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				16 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Feb. 29, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2019	Oct. 31, 2018
Related Party Transactions
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to the Group of nil and RMB14,447 (US$2,110) as of August 31, 2019 and 2020, respectively)	¥ 14,447					$ 2,110
Long-term investments	1,048,178		¥ 1,487,638			153,077
Prepayments and other current assets	344,870		578,787			50,363
Other non-current assets	638,892		510,697	¥ 510,697		93,304
Ya Qiao Education
Related Party Transactions
Amount due from a related party	¥ 20,400		18,750			2,979
Term of amounts due from the related party	5 years	5 years
Percentage of equity interest acquired (as a percentage)								75.00%	75.00%
Accounts payable to related parties								¥ 16,500	$ 2,410
He Xi
Related Party Transactions
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to the Group of nil and RMB14,447 (US$2,110) as of August 31, 2019 and 2020, respectively)	¥ 13,644					1,993
Annual interest rate	5.00%	5.00%
Luo Bo
Related Party Transactions
Amount due from a related party	¥ 491					72
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to the Group of nil and RMB14,447 (US$2,110) as of August 31, 2019 and 2020, respectively)	803					117
Tus-Juren
Related Party Transactions
Other revenues	0	$ 0	¥ 6,772	¥ 0
Percentage of equity interest acquired (as a percentage)											30.00%
Percentage of equity interest disposed (as a percentage)										12.00%
Long-term investments	134,143					19,590
Term of convertible loan (in years)					5 years
Aggregate amount of convertible loan					¥ 721,210		$ 105,326
Annual interest rate of convertible loan					10.00%		10.00%
Extinguishment losses	153,061	22,353
Loans provided	170,900					24,958
Prepayments and other current assets	97,900					14,927
Other non-current assets	73,000					$ 10,661
Maximum exposure to the arrangements	¥ 918,184	$ 134,092